METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS:
                 (Formerly Travelers Retirement Account Annuity)
           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
      (Formerly The Travelers Separate Account Five for Variable Annuities)
            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
      (Formerly The Travelers Separate Account Six for Variable Annuities)

This prospectus describes MetLife Retirement Account Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company does not solicit or issue insurance products in the State of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special Federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." The Contract is not available to new purchasers. Current Contract Owners may make additional purchase payments.

You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AMERICAN FUNDS INSURANCE SERIES                                       Mercury Large-Cap Core Portfolio -- Class A+
   American Funds Global Growth Fund -- Class 2                       Met/AIM Capital Appreciation Portfolio -- Class A+
   American Funds Growth Fund -- Class 2                              Met/AIM Small Cap Growth Portfolio -- Class A+
   American Funds Growth-Income Fund -- Class 2                       MFS(R) Value Portfolio -- Class A+
DELAWARE VIP TRUST -- STANDARD CLASS                                  Neuberger Berman Real Estate Portfolio -- Class A+
   Delaware VIP Small Cap Value Series                                Pioneer Fund Portfolio -- Class A+
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES                    Pioneer Mid-Cap Value Portfolio -- Class A+
   Dreyfus Variable Investment Fund Appreciation Portfolio            Pioneer Strategic Income Portfolio -- Class A+
   Dreyfus Variable Investment Fund Developing Leaders Portfolio   METLIFE INVESTMENT FUNDS, INC.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  MetLife Investment Diversified Bond Fund -- Class I+
   Templeton Developing Markets Securities Fund -- Class 2             MetLife Investment International Stock Fund -- Class I+
   Templeton Foreign Securities Fund -- Class 2                        MetLife Investment Large Company Stock Fund -- Class I+
JANUS ASPEN SERIES                                                    MetLife Investment Small Company Stock Fund -- Class I+
   Mid Cap Growth Portfolio -- Service Shares                       METROPOLITAN SERIES FUND, INC.
LAZARD RETIREMENT SERIES, INC.                                        BlackRock Aggressive Growth Portfolio -- Class D+
   Lazard Retirement Small Cap Portfolio                              BlackRock Bond Income Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.                       BlackRock Money Market Portfolio -- Class A+
   Legg Mason Partners Variable All Cap Portfolio -- Class I+         FI Large Cap Portfolio -- Class A+
   Legg Mason Partners Variable Investors Portfolio+                  FI Value Leaders Portfolio -- Class D+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II                            MFS(R) Total Return Portfolio -- Class F+
   Legg Mason Partners Variable Appreciation Portfolio+               Oppenheimer Global Equity Portfolio -- Class B+
   Legg Mason Partners Variable Equity Index Portfolio --             Western Asset Management High Yield Bond Portfolio -- Class A+
     Class II+                                                        Western Asset Management U.S. Government Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.                  PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+     Real Return Portfolio
   Legg Mason Partners Variable Aggressive Growth Portfolio+          Total Return Portfolio
   Legg Mason Partners Variable High Income Portfolio+             PUTNAM VARIABLE TRUST
   Legg Mason Partners Variable Large Cap Growth Portfolio+           Putnam VT Small Cap Value Fund -- Class IB
   Legg Mason Partners Variable Social Awareness Stock Portfolio+  VAN KAMPEN LIFE INVESTMENT TRUST
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V                             Van Kampen Life Investment Trust
   Legg Mason Partners Variable Small Cap Growth Opportunities         Comstock Portfolio -- Class II
     Portfolio+                                                    VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
LORD ABBETT SERIES FUND, INC. -- CLASS VC                             VIP Contrafund(R) PortfoliO
   Growth and Income Portfolio                                        VIP Mid Cap Portfolio
   Mid-Cap Value Portfolio                                          METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS --
MET INVESTORS SERIES TRUST                                            CLASS B
   Batterymarch Mid-Cap Stock Portfolio -- Class A+                   MetLife Conservative Allocation Portfolio
   Dreman Small-Cap Value Portfolio -- Class A+                       MetLife Conservative to Moderate Allocation Portfolio
   Harris Oakmark International Portfolio -- Class A+                 MetLife Moderate Allocation Portfolio
   Janus Capital Appreciation Portfolio -- Class A+                   MetLife Moderate to Aggressive Allocation Portfolio
   Legg Mason Partners Managed Assets Portfolio+                      MetLife Aggressive Allocation Portfolio
   Lord Abbett Bond Debenture Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+

--------------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix F for more information.

We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415, call 1- 800-233-3591 or access the SEC's website (http://www.sec.gov). See Appendix H for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.
--------------------------------------------------------------------------------
                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary.............................................   3        Annuity Options.....................................    37
Summary..............................................   5     Miscellaneous Contract Provisions......................    37
Fee Table............................................   8        Right to Return.....................................    37
Condensed Financial Information......................  15        Termination.........................................    37
The Annuity Contract.................................  15        Required Reports....................................    38
   Contract Owner Inquiries..........................  16        Suspension of Payments..............................    38
   Purchase Payments.................................  16     The Separate Accounts..................................    38
   Purchase Payment Credits .........................  17        Performance Information.............................    38
   Conservation Credit...............................  17     Federal Tax Considerations.............................    39
   Accumulation Units................................  17        General Taxation of Annuities.......................    39
   The Variable Funding Options......................  17        Qualified Annuity Contracts.........................    40
Fixed Account .......................................  23        Taxation of Qualified Annuity Contracts.............    40
Charges and Deductions...............................  23        Mandatory Distributions for Qualified Plans.........    40
   General...........................................  23        Penalty Tax for Premature Distribution..............    42
   Withdrawal Charge.................................  24        Taxation of Death Benefit Proceeds..................    42
   Free Withdrawal Allowance.........................  25        Treatment of Charges for Optional Benefits..........    42
   Transfer Charge...................................  25     Other Tax Considerations...............................    42
   Mortality and Expense Risk Charge.................  25        Puerto Rico Tax Considerations......................    42
   Variable Funding Option Expenses..................  25        Non-Resident Aliens.................................    43
   Floor Benefit/Liquidity Benefit Charges...........  26        Hurricane Relief....................................    43
   CHART Asset Allocation Program Charges ...........  26     Incorporation of Certain Documents by
   Premium Tax.......................................  26        Reference...........................................    43
   Changes in Taxes Based upon Premium or                     Other Information......................................    44
     Value...........................................  26        The Insurance Companies.............................    44
Transfers............................................  26        Financial Statements................................    44
   Market Timing.....................................  26        Distribution of the Contracts.......................    44
CHART Asset Allocation Program.......................  28        Conformity with State and Federal Laws..............    46
Access to Your Money.................................  30        Voting Rights.......................................    46
   Systematic Withdrawals............................  30        Restrictions on Financial Transactions..............    47
Ownership Provisions.................................  31        Legal Proceedings...................................    47
   Types of Ownership................................  31     Appendix A: Condensed Financial Information for
     Contract Owner..................................  31        Separate Account Five...............................   A-1
     Beneficiary.....................................  31     Appendix B: Condensed Financial Information for
Death Benefit........................................  31        Separate Account Six................................   B-1
   Death Proceeds before the Maturity Date...........  31     Appendix C: Waiver of Withdrawal Charge
   Step-Up Death Benefit Value.......................  32        for Nursing Home Confinement........................   C-1
   Payment of Proceeds...............................  32     Appendix D: Market Value Adjustment....................   D-1
   Beneficiary Contract Continuance..................  33     Appendix E: What You Need To Know If
   Planned Death Benefit.............................  33        You Are  A Texas Optional Retirement
   Death Proceeds after the Maturity Date............  34        Program Participant.................................   E-1
The Annuity Period...................................  34     Appendix F: Additional Information Regarding the
   Maturity Date.....................................  34        Underlying Funds....................................   F-1
   Liquidity Benefit ................................  34     Appendix G: Portfolio Legal and Marketing Names           G-1
   Allocation of Annuity.............................  35     Appendix H: Contents of the Statement of
   Variable Annuity..................................  35        Additional Information..............................   H-1
   Fixed Annuity.....................................  36
Payment Options......................................  36
   Election of Options.................................36

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account Five for Variable Annuities and MetLife of CT Separate Account Six for Variable Annuities, each a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- an open-end diversified management investment company that serves as an investment option under the Separate Account.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           METLIFE RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "we" or "us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the State of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner or the group participant, as applicable. We refer to both contracts and certificates as "Contracts." If a group unallocated Contract is purchased, we issue only the Contract.

We issue group Contracts in connection with retirement plans. Depending on your Plan, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your Plan provisions supersede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the M&E charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5%, decreasing to 0% in years six and later.

Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.

If you are a participant in the CHART Asset Allocation Program, the maximum charge is 0.75% deducted from amounts of the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the free withdrawal allowance may be subject to a withdrawal charge.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2or retires. These minimum distributions occur during the accumulation phase.

     o ASSET ALLOCATION SERVICES. Effective February 1, 2006, the CHART Asset Allocation Program is closed. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll. Participants in the program enter into a separate advisory agreement with MetLife Investment Fund Services LLC ("MIFS") (formerly, CitiStreet Financial Services LLC), an affiliate of the Company, for the purpose of receiving asset allocation advice under MIFS's CHART program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by MIFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program is not a part of the Contract issued by the Company, and is closed to new participants. The program is fully described in a separate disclosure statement prepared by MIFS.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE.............................................  5%(1)
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY APPLICABLE PURCHASE PAYMENT CREDITS WITHDRAWN)


   TRANSFER CHARGE...............................................  $10(2)
   (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)


   LIQUIDITY BENEFIT CHARGE......................................  5%
   (DURING THE ANNUITY PERIOD, IF YOU HAVE ELECTED THE LIQUIDITY BENEFIT, A SURRENDER CHARGE OF 5% OF THE AMOUNT WITHDRAWN WILL BE ASSESSED.
   SEE "LIQUIDITY BENEFIT").

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
------------------------------------------- ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               1 years                5%
        1 years               2 years                4%
        2 years               3 years                3%
        3 years               4 years                2%
        4 years               5 years                1%
        5 years+                                     0%

(2)  We do not currently assess the transfer charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)(3)

We will assess a minimum mortality and expense risk charge ("M&E") of 0.80% for the standard death benefit and 1.25% for the optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit you select and the optional features you select:

             STANDARD DEATH BENEFIT:                                       OPTIONAL DEATH BENEFIT:
--------------------------------------------------              -----------------------------------------------
Mortality and Expense Risk Charge...............     0.80%      Mortality and Expense Risk Charge.............    1.25%
Administrative Expense Charge...................      None      Administrative Expense Charge.................     None
                                                    -------                                                      -------
     Total Annual Separate Account Charges......     0.80%           Total Annual Separate Account Charges....    1.25%

During the annuity period, if you have elected the Variable Annuitization Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".

(3)  We are waiving the following amounts of the M&E charge on these
     Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

CHART PROGRAM

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. Plan participants who enrolled in the program prior to February 1, 2006, may continue to make additional Purchase Payments into the program. Plan participants who cancel enrollment in the program, may not re-enroll.

MAXIMUM ANNUAL FEE FOR CHART PROGRAM ....................................0.75%

The following table describes the annual investment advisory fee for clients who enter into an investment advisory agreement to participate in MIFS's CHART asset allocation program. The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

                                                               MAXIMUM
     CONTRACT VALUE                                         ANNUAL FEE FOR
 EQUAL OR GREATER THAN              BUT LESS THAN            CHART PROGRAM
-------------------------       ----------------------     ------------------
           $0                          $25,000                   0.75
        $25,000                        $50,000                   0.75
        $50,000                        $75,000                   0.50
        $75,000                       $100,000                   0.35%
        $100,000                      $250,000                   0.25%
        $250,000                      $500,000                   0.15%
        $500,00+                                                 0.10%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1- 800-233-3591.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....                0.42%                          4.47%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
                                 MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                     FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES**
----------------               -------------   ---------------  ----------  ------------  -----------------    ----------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     -- Series I+..............      0.60%             --           0.27%        0.87%             --                 0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund -- Class 2*...      0.58%           0.25%          0.04%        0.87%             --                 0.87%
   American Funds Growth Fund
     -- Class 2*...............      0.33%           0.25%          0.02%        0.60%             --                 0.60%
   American Funds
     Growth-Income Fund --
     Class 2*..................      0.28%           0.25%          0.01%        0.54%             --                 0.54%

                                                DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
                                 MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                     FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES**
----------------               -------------   ---------------  ----------  ------------  -----------------    ----------------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+...............      1.25%              --           0.44%        1.69%             --                 1.69%
DELAWARE VIP TRUST
   Delaware VIP Small Cap
     Value Series -- Standard
     Class....................      0.73%              --           0.12%        0.85%             --                 0.85%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund
     Appreciation Portfolio --
     Initial Shares...........      0.75%              --           0.05%        0.80%             --                 0.80%
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio -- Initial
     Shares...................      0.75%              --           0.06%        0.81%             --                 0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities Fund
     -- Class 2*...............      1.24%           0.25%          0.29%        1.78%             --                 1.78%
   Templeton Foreign
     Securities Fund -- Class
     2*........................      0.65%           0.25%          0.17%        1.07%           0.05%               1.02%(2)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*...........      0.64%           0.25%          0.03%        0.92%             --                 0.92%
   Worldwide Growth Portfolio
     -- Service Shares*+.......      0.60%           0.25%          0.01%        0.86%             --                 0.86%(3)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*............      0.75%           0.25%          0.22%        1.22%             --                 1.22%(15)
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++.....      0.65%             --           0.21%        0.86%             --                 0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++.......      0.75%             --           0.19%        0.94%             --                 0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I......      0.75%             --           0.07%        0.82%             --                 0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio.................      0.65%             --           0.06%        0.71%             --                 0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio+.........      0.75%             --           0.22%        0.97%             --                 0.97%
   Legg Mason Partners
     Variable Total Return
     Portfolio -- Class I+.....      0.75%             --           0.18%        0.93%             --                 0.93%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio.................      0.70%             --           0.02%        0.72%             --                 0.72%
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*....      0.31%           0.25%          0.03%        0.59%             --                 0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio+..........      0.75%             --           0.03%        0.78%             --                 0.78%

                                                DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
                                 MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                     FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES**
----------------               -------------   ---------------  ----------  ------------  -----------------    ----------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable Rate
     Income Portfolio*++.......      0.55%           0.25%          0.28%        1.08%             --                 1.08%(5)
  Legg Mason Partners
  Variable Aggressive Growth
  Portfolio++..................      0.75%             --           0.02%        0.77%             --                 0.77%(5)
   Legg Mason Partners
     Variable High Income
     Portfolio++...............      0.60%             --           0.06%        0.66%             --                 0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++..............      0.85%             --           0.15%        1.00%             --                 1.00%(5)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++........      0.75%             --           0.04%        0.79%             --                 0.79%(5)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++...............      0.71%             --           0.04%        0.75%             --                 0.75%(6)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio.................      0.75%             --           0.30%        1.05%             --                 1.05%
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio -- Class VC.....      0.48%             --           0.41%        0.89%             --                 0.89%(1(6))
   Mid-Cap Value Portfolio --
     Class VC..................      0.74%             --           0.38%        1.12%             --                 1.12%(1(6))
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock
     Portfolio -- Class A......      0.70%             --           0.10%        0.80%             --                 0.80%(17)
   Dreman Small-Cap Value
     Portfolio -- Class A......      0.83%             --           3.64%        4.47%           3.37%                1.10%(7)(17)
   Harris Oakmark
     International Portfolio
     -- Class A................      0.82%             --           0.13%        0.95%             --                 0.95%
   Janus Capital Appreciation
     Portfolio -- Class A......      0.65%             --           0.09%        0.74%             --                 0.74%(17)
   Legg Mason Partners
     Managed Assets Portfolio..      0.50%             --           0.09%        0.59%             --                 0.59%(17)
   Lord Abbett Bond Debenture
     Portfolio -- Class A......      0.51%             --           0.05%        0.56%             --                 0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B*..................      0.50%           0.25%          0.04%        0.79%             --                 0.79%(16)
   Mercury Large-Cap Core
     Portfolio -- Class A......      0.78%             --           0.12%        0.90%             --                 0.90%(17)
   Met/AIM Capital
     Appreciation Portfolio --
     Class A...................      0.76%             --           0.05%        0.81%             --                 0.81%(17)
   Met/AIM Small Cap Growth
     Portfolio -- Class A......      0.90%             --           0.10%        1.00%             --                 1.00%(7)(17)
   MFS(R) Value Portfolio --
     Class A...................      0.73%             --           0.24%        0.97%             --                 0.97%(17)
   Neuberger Berman Real
     Estate Portfolio -- Class
     A.........................      0.67%             --           0.03%        0.70%             --                 0.70%
   Pioneer Fund Portfolio --
     Class A...................      0.75%             --           0.28%        1.03%           0.03%                1.00%(7)(17)
   Pioneer Mid-Cap Value
     Portfolio -- Class A......      0.75%             --           2.84%        3.59%           2.59%                1.00%(7)(17)
   Pioneer Strategic Income
     Portfolio -- Class A......      0.73%             --           0.09%        0.82%             --                 0.82%(17)

                                                DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
                                 MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                     FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES**
----------------               -------------   ---------------  ----------  ------------  -----------------    ----------------
METLIFE INVESTMENT FUNDS
   MetLife Investment
     Diversified Bond Fund --
     Class I...................      0.41%             --           0.11%        0.52%             --                 0.52%(8)
   MetLife Investment
     International Stock Fund
     -- Class I................      0.73%             --           0.19%        0.92%             --                 0.92%(8)
  MetLife Investment Large
     Company Stock Fund --
     Class I...................      0.53%             --           0.11%        0.64%             --                 0.64%
  MetLife Investment Small
     Company Stock Fund --
     Class I...................      0.64%             --           0.15%        0.79%             --                 0.79%(8)
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive
     Growth Portfolio -- Class
     D*........................      0.73%           0.10%          0.06%        0.89%             --                 0.89%
   BlackRock Bond Income
     Portfolio -- Class A......      0.40%             --           0.07%        0.47%             --                 0.47%(9)
   BlackRock Money Market
     Portfolio -- Class A......      0.35%             --           0.07%        0.42%           0.01%               0.41%(10)
   FI Large Cap Portfolio --
     Class A...................      0.80%             --           0.06%        0.86%             --                 0.86%(6))
   FI Value Leaders Portfolio
     -- Class D*...............      0.66%           0.10%          0.07%        0.83%             --                 0.83%
   MFS(R) Total Return
     Portfolio -- Class F*.....      0.57%           0.20%          0.16%        0.93%             --                 0.93%(14)
   Oppenheimer Global Equity
     Portfolio -- Class B*.....      0.60%           0.25%          0.33%        1.18%             --                 1.18%
   Western Asset Management
     High Yield Bond
     Portfolio -- Class A......      0.48%             --           0.12%        0.60%             --                 0.60%(11)
   Western Asset Management
     U.S. Government
     Portfolio -- Class A......      0.54%             --           0.07%        0.61%             --                 0.61%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class......      0.25%             --           0.41%        0.66%             --                 0.66%(12)
   Total Return Portfolio --
     Administrative Class......      0.25%             --           0.40%        0.65%             --                 0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB*+........      0.70%           0.25%          0.47%        1.42%             --                 1.42%
   Putnam VT International
     Equity Fund -- Class IB*+.      0.75%           0.25%          0.18%        1.18%             --                 1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.........      0.76%           0.25%          0.08%        1.09%             --                 1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Van Kampen Life Investment
     Trust Comstock Portfolio
     Class II*.................      0.56%           0.25%          0.03%        0.84%             --                 0.84%
   Van Kampen Life Investment
     Trust Emerging Growth
     Portfolio Class II*+......      0.70%           0.25%          0.07%        1.02%             --                 1.02%
   Van Kampen Life Investment
     Trust Enterprise
     Portfolio Class II*+......      0.50%           0.25%          0.18%        0.93%             --                 0.93%

                                                DISTRIBUTION                              CONTRACTUAL FEE        NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
                                 MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                     FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT         EXPENSES**
----------------               -------------   ---------------  ----------  ------------  -----------------    ----------------
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R) Portfolio
     -- Service Class 2*.......      0.57%           0.25%          0.09%        0.91%             --                 0.91%
   VIP Dynamic Capital
     Appreciation Portfolio --
     Service Class 2*+.........      0.57%           0.25%          0.36%        1.18%             --                 1.18%
   VIP Mid Cap Portfolio --
     Service Class 2*..........      0.57%           0.25%          0.12%        0.94%             --                 0.94%
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage VT
     Small/Mid Cap Value
     Fund*+....................      0.75%           0.25%          0.40%        1.40%           0.26%                1.14%(13)

                                                                                                                 NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                 OPERATING
                                             DISTRIBUTION                                                         EXPENSES
                                               AND/OR                           CONTRACTUAL FEE   NET TOTAL    INCLUDING NET
                                               SERVICE             TOTAL ANNUAL      WAIVER         ANNUAL      EXPENSES OF
                                MANAGEMENT     (12b-1)     OTHER    OPERATING    AND/OR EXPENSE   OPERATING      UNDERLYING
UNDERLYING FUND:                    FEE         FEES     EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES**     PORTFOLIOS
----------------               ------------ ------------ --------  ------------ ----------------  ----------   ----------------
  METROPOLITAN SERIES FUND,
   INC. -- ASSET ALLOCATION
   PORTFOLIOS
  MetLife Conservative
   Allocation Portfolio--
   Class B *...................     0.10%        0.25%      0.95%      1.30%          0.95%          0.35%            0.98%(a)(b)
  MetLife Conservative to
   Moderate Allocation
   Portfolio--Class B*.........     0.10%        0.25%      0.31%      0.66%          0.31%          0.35%            1.00%(a)(b)
  MetLife Moderate Allocation
   Portfolio--Class B*.........     0.10%        0.25%      0.19%      0.54%          0.19%          0.35%            1.04%(a)(b)
  MetLife Moderate to
   Aggressive Allocation
   Portfolio--Class B*.........     0.10%        0.25%      0.24%      0.59%          0.24%          0.35%            1.06%(a)(b)
  MetLife Aggressive
   Allocation Portfolio--Class
   B*..........................     0.10%        0.25%      1.66%      2.01%          1.66%          0.35%            1.07%(a)(b)

(a) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(b) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+    Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of the Reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding
     (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the performance fees are included in the Management Expense section of the Janus Aspen Series Prospectus with further description in the Statement of Additional Information.

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on October 1, 2005.

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio.

(8)  Expense information in the table has been restated to reflect current fees.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(11) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(13) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the VT Small/Mid Cap Value Fund (formerly the Multi Cap Value Fund) are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

(14) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(15) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on December 19, 2005.

(16) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

(17) Fees and expenses for this portfolio are estimated for the year ending December 31, 2006.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected the Optional Death Benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Optional Death Benefit.

EXAMPLE 1.

MAXIMUM CHARGES (ASSUMING YOU SELECT THE OPTIONAL DEATH BENEFIT)

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses........................   $1,085    $1,979    $2,953     $5,623     $659      $1,944    $3,188      $6,127
Underlying Fund with Minimum Total Annual
Operating Expenses........................    $677      $789     $1,024     $2,051     $254       $780     $1,333      $2,838

EXAMPLE 2 -- THIS EXAMPLE ASSUMES THAT YOU HAVE ELECTED THE MOST EXPENSIVE DEATH BENEFIT OPTION AND THE CHART PROGRAM AT THE MAXIMUM FEE. UNDER THE CHART PROGRAM, YOU CHOOSE TO ENTER INTO A SEPARATE INVESTMENT ADVISORY AGREEMENT WITH MIFS FOR THE PURPOSE OF RECEIVING ASSET ALLOCATION ADVICE. THE EXAMPLE ASSUMES THAT YOUR CONTRACT VALUE IS ALLOCATED TO THE MOST EXPENSIVE AND LEAST EXPENSIVE UNDERLYING FUNDS; HOWEVER, UNDER THE PROGRAM, YOUR CONTRACT VALUE IS CURRENTLY ALLOCATED AMONGST FOUR UNDERLYING FUNDS, EACH OF WHICH IS SUBSTANTIALLY LESS EXPENSIVE THAN THE EXAMPLE REFLECTING THE MAXIMUM TOTAL OPERATING EXPENSES. THE PROGRAM IS NOT PART OF THE CONTRACT ISSUED BY THE COMPANY.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses........................   $1,159    $2,184    $3,268     $6,127     $659      $1944     $3,188      $6,127
Underlying Fund with Minimum Total Annual
Operating Expenses........................    $754     $1,020    $1,413     $2,838     $254       $780     $1,333      $2,838

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
MetLife Retirement Account Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not open to new purchasers.

Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-233-3591.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

PURCHASE PAYMENT CREDITS

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, and Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the investment Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new purchase payment Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates or administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies". The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional

Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of the Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.
We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information--Distribution of the Contracts.")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800 -- 233-3591 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.
The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series I+ The Fund's investment objective is          A I M Advisors, Inc.
                                          growth of capital.
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     -- Class 2                           stocks.                                     Company
   American Funds Growth Fund --          Seeks capital appreciation through          Capital Research and Management
     Class 2                              stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     -- Class 2                           income.                                     Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Market Portfolio+                                                                Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)
DELAWARE VIP TRUST
   Delaware VIP Small Cap Value           Seeks capital appreciation.                 Delaware Management Company
     Series -- Standard Class
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          is a secondary objective.
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     -- Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service    Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares
   Worldwide Growth Portfolio --          Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+         through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management Inc
     Cap Portfolio -- Class I
   Legg Mason Partners Variable           Seeks long term growth of capital.          Salomon Brothers Asset Management Inc
     Investors Portfolio                  Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.
   Legg Mason Partners Variable Small     Seeks long term growth of capital.          Salomon Brothers Asset Management Inc
     Cap Growth Portfolio+
   Legg Mason Partners Variable Total     Seeks above average income (compared to     Salomon Brothers Asset Management Inc
     Return Portfolio -- Class I+         a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable Equity    Seeks investment results that, before       TIMCO Asset Management Inc
     Index Portfolio -- Class II          expenses, correspond to the price and
                                          yield performance of the S&P 500
                                          Index. The fund will hold
                                          substantially all of the stocks in the
                                          S&P 500 Index, with comparable
                                          economic sector weightings, market
                                          capitalization and liquidity.
   Legg Mason Partners Variable           Long-term capital growth. Current           Smith Barney Fund Management LLC
     Fundamental Value Portfolio+*        income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks high current income and to limit      Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio                     seeks capital appreciation.
   Legg Mason Partners Variable           Seeks total return on assets from           Smith Barney Fund Management LLC
     International All Cap Growth         growth of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large     Seeks long term growth of capital with      Smith Barney Fund Management LLC
     Cap Growth Portfolio                 current income as a secondary objective.
   Legg Mason Partners Variable           Seeks long term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small     Seeks long term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities             Dividend, if any, is incidental to the
     Portfolio                            goal.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC                             income without excessive fluctuations
                                          in market value.
   Mid-Cap Value Portfolio -- Class VC    Seeks capital appreciation through          Lord, Abbett & Co. LLC
                                          investments, primarily in equity
                                          securities which are believed to be
                                          undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio --    Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Dreman Value Management
                                                                                      L.L.C.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio -- Class A                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory LLC
     Portfolio                                                                        Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio -- Class A                 opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio -- Class B                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Mercury Large-Cap Core Portfolio --    Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     -- Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio -- Class A      Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio -- Class A                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                Met Investors Advisory LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     -- Class A                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.
METLIFE INVESTMENT FUNDS
   MetLife Investment Diversified         Seeks to provide maximum long-term          MetLife Investment Funds
     Bond Fund                            total return (capital appreciation and      Management LLC
                                          income) by investing primarily in fixed     Subadviser: Western Asset
                                          income securities.                          Management Company; Wellington
                                                                                      Management Company LLP: SsgA Funds
                                                                                      Management, Inc.
   MetLife Investment International       Seeks to provide maximum long-term          MetLife Investment Funds
     Stock Fund                           total return (capital appreciation and      Management LLC
                                          income) by investing primarily in           Subadviser: Alliance Capital
                                          common stocks of established non-U.S.       Management L.P.; Oechsle
                                          companies.                                  International Advisors LLC; and
                                                                                      SsgA Funds Management, Inc.
   MetLife Investment Large Company       Seeks to provide maximum long-term          MetLife Investment Funds
     Stock Fund                           total return (capital appreciation and      Management LLC
                                          income) by investing primarily in           Subadviser: Wellington Management
                                          common stocks of well-established           Company; Smith Barney Fund
                                          companies.                                  Management LLC, and SsgA Funds
                                                                                      Management, Inc.
   MetLife Investment Small Company       Seeks to provide maximum long-term          MetLife Investment Funds
     Stock Fund                           total return (capital appreciation and      Management LLC
                                          income) by investing primarily in           Subadviser: Delaware Management
                                          common stocks of small companies.           Company; OFI Institutional
                                                                                      Management, Inc.; and SsgA Funds
                                                                                      Management, Inc.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D                                                             Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio --    Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio -- Class D  Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through      MetLife Advisers, LLC
     Class F                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio -- Class A                                                  Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio -- Class A      consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
 ASSET ALLOCATION PORTFOLIOS
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class B
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B                 with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio -- Class B      income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio -- Class B                 current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund -- Class IB+
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Van Kampen Life Investment Trust       Seeks capital growth and income through     Van Kampen Asset Management
     Comstock Portfolio Class II          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Van Kampen Life Investment Trust       Seeks capital appreciation.                 Van Kampen Asset Management
     Emerging Growth Portfolio Class II+
   Van Kampen Life Investment Trust       Seeks capital appreciation through          Van Kampen Asset Management
     Enterprise Portfolio Class II+       investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio -- Service Class 2+                                                    Company
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage VT Small/Mid     Seeks long-term capital appreciation.       Wells Fargo Funds Management, LLC
     Cap Value Fund+*                                                                 Subadviser: Wells Capital
                                                                                      Management, Incorporated

--------------
+    Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. of the or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Funds instead of investing in the asset allocation portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o    administration of the annuity options available under the Contracts

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

                    YEARS SINCE PURCHASE                   WITHDRAWAL
                        PAYMENT MADE                         CHARGE
        --------------------------------------------- ----------------------
         GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years                1 year                 5%
                  1 year                2 years                4%
                 2 years                3 years                3%
                 3 years                4 years                2%
                 4 years                5 years                1%
                 5+ years                                      0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any applicable Purchase Payment Credits to which no withdrawal charge applies then;

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

     (c) any remaining Purchase Payment and any applicable Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     o    from payments we make due to the death of the Annuitant

     o if a life annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

     o    if an income option of at least ten years' duration is elected

     o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

     o if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money) or

     o if you are confined to an eligible nursing home, as described in Appendix C

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(b) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     o    from payments we make due to the death of the Annuitant

     o    if a life annuity payout has begun

     o    if payments for a period of at least five years have begun

     o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

     o if withdrawals are taken as a minimum distribution, as defined under The Code

     o    if withdrawals are taken due to a hardship, as defined under The Code

     o if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;

     o if you are confined to an eligible nursing home, as described in Appendix C (403 (b) PLANS ONLY).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM FEE

If you are a participant in the CHART Program , there is an additional fee. Please see the "CHART Asset Allocation Program" sub-section under the section "Asset Allocation Programs" in this prospectus.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the New York Stock Exchange will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the underlying funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield underlying funds (i.e., American Funds Global Growth Fund, Credit Suisse Trust Emerging Market Portfolio, Delaware VIP Small Cap Value Series, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, and Wells Fargo Advantage VT Small/Mid Cap Value Fund --the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Fund to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those underlying funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchase payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Fund (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Fund, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner. You should read the Underlying Fund prospectuses for more details.

                         CHART ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset Class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/ fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM -- INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

CHART ASSET ALLOCATION PROGRAM

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.

An affiliate of the Company, MIFS (formerly CitiStreet Financial Services LLC), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART", is available for an additional asset-based fee that is payable by the participant to MIFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with MIFS. MIFS has a fiduciary obligation with respect to program participants.

Metropolitan Life Insurance Company, a broker-dealer and affiliate of MIFS, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. MIFS entered into a Solicitation Agreement with MetLife Securities, Inc., a broker-dealer affiliate of both the Company and Metropolitan Life Insurance Company, whereby MetLife Securities, Inc. is compensated by MIFS for referring participants who enter into investment advisory agreements with MIFS to participate in CHART. MIFS, Metropolitan Life Insurance Company and MetLife Securities, Inc. are all our affiliates.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE CHART PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE:
THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT MIFS'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT MIFS IS REQUIRED TO PROVIDE TO YOU.

Participants who enter into an investment advisory agreement with MIFS to participate in the program are authorizing MIFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds", each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are MetLife Investment International Stock Fund (formerly, CitiStreet International Stock Fund), MetLife Investment Small Company Stock Fund (formerly, CitiStreet Small Company Stock Fund), MetLife Investment Large Company Stock Fund (formerly, CitiStreet Large Company Stock
Fund) and MetLife Investment Diversified Bond Fund (formerly, CitiStreet Diversified Bond Fund). Each of the program funds is advised by MetLife Investment Funds Management LLC (formerly, CitiStreet Funds Management LLC), an affiliate of MIFS.

Periodically, MIFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, MIFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Program participants are encouraged to regularly reconsider their investor profile or allocation by calling MIFS for a review at the phone number provided in the investor advisory agreement. Program participants are encouraged to do this at least once a year. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

MIFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                                                                MAXIMUM
     CONTRACT VALUE                                         ANNUAL FEE FOR
  EQUAL OR GREATER THAN           BUT LESS THAN              CHART PROGRAM
--------------------------      -------------------        ------------------
           $0                        $25,000                     0.75
         $25,000                     $50,000                     0.75
         $50,000                     $75,000                     0.50
         $75,000                     $100,000                    0.35%
        $100,000                     $250,000                    0.25%
        $250,000                     $500,000                    0.15%
        $500,00+                                                 0.10%

Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.

The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can be only one Contract Owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

5Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

---------------------------------------------------------------------------
 ANNUITANT'S AGE ON THE CONTRACT DATE          DEATH BENEFIT PAYABLE
---------------------------------------------------------------------------
Before Age 80                          Greater of:
                                       ------------------------------------
                                       1) Contract Value on the Death
                                          Report Date, or

                                       2) Total Purchase Payments less the
                                          total of any withdrawals (and
                                          related charges).
---------------------------------------------------------------------------
On or after Age 80                     Contract Value
---------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.

ANNUITANT'S AGE ON THE CONTRACT DATE               DEATH BENEFIT PAYABLE
--------------------------------------    --------------------------------------
Under Age 70                              Greater of:
                                          1)  Contract Value on the Death
                                              Report Date, or

                                          2)  Total Purchase Payments less
                                              the total of any withdrawals
                                              (and related charges); or

                                          3)  Maximum Step-Up death benefit
                                              value (described below)
                                              associated with Contract Date
                                              anniversaries beginning with
                                              the 5th, and ending with the
                                              last before the Annuitant's
                                              76th birthday.

Age 70-75                                 Greater of:

                                          1)  Contract Value, or

                                          2)  Total Purchase Payments less
                                              the total of any withdrawals
                                              (and related charges); or

                                          3)  Step-Up death benefit value
                                              (described below) associated
                                              with the 5th Contract Date
                                              anniversary.

Age 76-80                                 Greater of (1) or (2) above.

Age over 80                               Contract Value

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

-----------------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL                       PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:                        APPLY*
-----------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies), or if none, to          Yes
                                       the CONTRACT OWNER's estate.

-----------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are payable;                 N/A
                                       Contract continues.

-----------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are payable;                 N/A
                                       Contract continues.

-----------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

This requirement may be changed by us.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If you select any annuity option that guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.

For variable Annuity Payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:

                                        n
              Present Value = [SIGMA] [Payments X (1/1 + iC)(t/365)
                                      s = 1
Where


       iC = the interest rate described above

       n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

       t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix D for examples of this market value adjustment.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the FI Value Leaders Portfolio, BlackRock Bond Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts ("Separate Account") under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the Optional Death Benefit. However, if you elect optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to the Participant's (for purposes of this section, referred to as "You") investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters may be contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners and prospective contract owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, TSAs (ERISA and non-ERISA) ss.457(b), ss.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.

KEOGH A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE ANNUITANT'S DEATH: Upon the death of the Annuitant (a plan participant) of a Qualified Contract, the participant's remaining interest in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Alternative rules permit a spousal beneficiary under a qualified contract to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For Qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

TREATMENT OF CHARGES FOR CERTAIN ASSET ALLOCATION PROGRAMS

Under various asset allocation programs that may be made available to participants in qualified employer retirement plans, note that based on our understanding of the tax law, including various IRS rulings, we do not treat charges for such programs that are paid from the Contract as taxable distributions. Consult your own tax advisor.

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

HURRICANE RELIEF

DISTRIBUTIONS

Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS

Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------
Under the Securities Act of 1933, the Company has filed with the Commission a registration statement (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company and the Contracts.

The Company's latest annual report on Form 10-K for both The Travelers Insurance Company and The Travelers Life and Annuity Company have been filed with the Commission. It is incorporated by reference into this prospectus. The Form 10-K for the period ended December 31, 2005 contains additional information about the Company, including audited financial statements for the Company's latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 31, 2006, via Edgar File No. 033-03094. The Travelers Life and Annuity Company filed its Form 10-K on April 3, 2006 via EDGAR File No. 033-58677. All other reports filed by the Company pursuant to Section 13(a) or 15(d) of the Exchange Act (such as quarterly and periodic reports) or proxy or information statements filed pursuant to

Section 14 of the Exchange Act since the end of the fiscal year ending December 31, 2005 are also incorporated by reference into this Prospectus.

There have been no material changes in the Company's affairs which have occurred since the end of the latest fiscal year for which audited financial statements were included in the latest Form 10-K or which have not been described in a Form 10-Q or Form 8-K filed by the Company under the Exchange Act.

If requested, the Company will furnish, without charge, a copy of any and all of the reports or documents that have been incorporated by reference into this prospectus. You may direct your requests to the Company at 185 Asylum Street, Hartford, CT 06199-0009, Attention: Annuity Operations and Services. The telephone number is (800) 233-3591. You may also access the incorporated reports and other documents at www.metlife.com.

You may also read and copy any materials that the Company files with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at (http://www.sec.gov).

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information--"DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALES OF THE CONTRACTS OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

From time to time, MetLife Associates LLC (formerly, CitiStreet Associates LLC) pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC to potential clients and for establishing and maintaining relationships between MetLife Associates LLC and various organizations.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLI Distribution LLC to perform its contract with the Separate Account or of the Company to meet its obligations under the contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix H. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Capital Appreciation Fund (5/00).........................   2005        0.597           0.700                 571,867
                                                               2004        0.503           0.597                 286,860
                                                               2003        0.406           0.503                 148,185
                                                               2002        0.547           0.406                 213,843
                                                               2001        0.745           0.547                   6,402
                                                               2000        1.000           0.745                      --

   High Yield Bond Trust (9/99).............................   2005        1.530           1.538                 117,330
                                                               2004        1.418           1.530                 100,536
                                                               2003        1.107           1.418                  27,244
                                                               2002        1.067           1.107                      --
                                                               2001        0.982           1.067                      --
                                                               2000        0.980           0.982                      --
                                                               1999        1.000           0.980                      --

   Managed Assets Trust (6/99)..............................   2005        1.206           1.243                 107,946
                                                               2004        1.111           1.206                  41,606
                                                               2003        0.918           1.111                  25,510
                                                               2002        1.013           0.918                  25,510
                                                               2001        1.076           1.013                  25,510
                                                               2000        1.102           1.076                  20,767
                                                               1999        1.000           1.102                  13,609

   Money Market Portfolio (9/99)............................   2005        1.127           1.151                 775,320
                                                               2004        1.125           1.127                 236,987
                                                               2003        1.125           1.125                 289,912
                                                               2002        1.119           1.125                 264,365
                                                               2001        1.087           1.119                  77,342
                                                               2000        1.032           1.087                  76,073
                                                               1999        1.000           1.032                  36,453

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.800           0.839                      --
                                                               2004        0.763           0.800                      --
                                                               2003        0.615           0.763                      --
                                                               2002        0.888           0.615                      --
                                                               2001        1.000           0.888                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2005        1.109           1.255                   4,216
                                                               2004        1.000           1.109                      --

   Growth Fund -- Class 2 Shares (5/04).....................   2005        1.091           1.258                 115,038
                                                               2004        1.000           1.091                  14,605

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2005        1.082           1.136                  77,329
                                                               2004        1.000           1.082                  18,354

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99).......   2005        1.360           1.377               1,482,566
                                                               2004        1.310           1.360                 764,591
                                                               2003        1.251           1.310                 481,357
                                                               2002        1.157           1.251                 470,261
                                                               2001        1.092           1.157                      --
                                                               2000        0.979           1.092                  12,041
                                                               1999        1.000           0.979                  37,502

   CitiStreet International Stock Fund -- Class I (7/99)....   2005        1.024           1.165                 484,883
                                                               2004        0.899           1.024                 349,627
                                                               2003        0.697           0.899                 291,178
                                                               2002        0.904           0.697                 223,222
                                                               2001        1.160           0.904                      --
                                                               2000        1.272           1.160                   1,916
                                                               1999        1.000           1.272                   6,933

   CitiStreet Large Company Stock Fund -- Class I (9/99)....   2005        0.746           0.789                 977,381
                                                               2004        0.683           0.746                 656,590
                                                               2003        0.537           0.683                 525,471
                                                               2002        0.702           0.537                 430,013
                                                               2001        0.840           0.702                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   CitiStreet Large Company Stock Fund -- Class I
   (continued)..............................................   2000        0.995           0.840                  10,384
                                                               1999        1.000           0.995                  21,459

   CitiStreet Small Company Stock Fund -- Class I (9/99)....   2005        1.974           2.101                 154,209
                                                               2004        1.732           1.974                 107,116
                                                               2003        1.220           1.732                  83,489
                                                               2002        1.612           1.220                  66,192
                                                               2001        1.600           1.612                      --
                                                               2000        1.465           1.600                   1,472
                                                               1999        1.000           1.465                   6,201

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)...   2005        1.412           1.793                  16,897
                                                               2004        1.140           1.412                  11,251
                                                               2003        0.804           1.140                  11,251
                                                               2002        0.916           0.804                  11,251
                                                               2001        1.022           0.916                      --
                                                               2000        1.506           1.022                      --
                                                               1999        1.000           1.506                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)........   2005        2.368           2.517                  74,750
                                                               2004        1.816           2.368                  85,371
                                                               2003        1.366           1.816                  31,398
                                                               2002        1.318           1.366                  19,794
                                                               2001        1.221           1.318                      --
                                                               2000        1.000           1.221                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (10/99)............................................   2005        2.050           2.225                  83,441
                                                               2004        1.701           2.050                  22,455
                                                               2003        1.208           1.701                  22,455
                                                               2002        1.289           1.208                  10,600
                                                               2001        1.162           1.289                      --
                                                               2000        0.991           1.162                      --
                                                               1999        1.000           0.991                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (7/99)............................................   2005        0.992           1.027                 181,885
                                                               2004        0.952           0.992                 123,030
                                                               2003        0.792           0.952                  42,639
                                                               2002        0.958           0.792                  54,702
                                                               2001        1.065           0.958                  27,197
                                                               2000        1.081           1.065                  24,552
                                                               1999        1.000           1.081                  24,552

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (10/99)...........................................   2005        1.503           1.577                 167,125
                                                               2004        1.360           1.503                 102,644
                                                               2003        1.041           1.360                  57,302
                                                               2002        1.298           1.041                  58,130
                                                               2001        1.394           1.298                  13,264
                                                               2000        1.240           1.394                   3,246
                                                               1999        1.000           1.240                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2005        1.345           1.475                      --
                                                               2004        1.204           1.345                   6,200
                                                               2003        1.000           1.204                   6,200

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................   2005        1.234           1.560                  66,766
                                                               2004        1.000           1.234                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2005        1.156           1.264                 100,149
                                                               2004        1.000           1.156                  19,656

   Templeton Growth Securities Fund -- Class 2 Shares (5/04)   2005        1.126           1.216                 247,616
                                                               2004        1.000           1.126                  38,090

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        1.029           1.065                  53,220
                                                               2004        0.954           1.029                  53,728
                                                               2003        0.772           0.954                  45,111

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Appreciation Portfolio  (continued)......................   2002        0.943           0.772                  20,346
                                                               2001        1.000           0.943                   3,353

   Equity Index Portfolio -- Class II Shares (7/99).........   2005        0.945           0.978                 432,014
                                                               2004        0.864           0.945                 140,723
                                                               2003        0.682           0.864                 126,629
                                                               2002        0.886           0.682                  47,426
                                                               2001        1.019           0.886                  23,609
                                                               2000        1.133           1.019                  14,389
                                                               1999        1.000           1.133                  13,350

   Fundamental Value Portfolio (5/01).......................   2005        1.065           1.107                  85,744
                                                               2004        0.992           1.065                 157,189
                                                               2003        0.722           0.992                 157,189
                                                               2002        0.924           0.722                  30,684
                                                               2001        1.000           0.924                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2005        1.080           1.154                  25,695
                                                               2004        1.005           1.080                  25,695
                                                               2003        0.891           1.005                  25,695
                                                               2002        0.962           0.891                      --
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2005        0.880           0.978                  85,976
                                                               2004        0.736           0.880                  64,111
                                                               2003        0.551           0.736                   5,302
                                                               2002        0.772           0.551                  33,784
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.577           0.604                   5,661
                                                               2004        0.556           0.577                   5,661
                                                               2003        0.453           0.556                   5,661
                                                               2002        0.615           0.453                   5,661
                                                               2001        0.801           0.615                   5,661
                                                               2000        1.000           0.801                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04).............   2005        1.127           1.162                   7,320
                                                               2004        1.000           1.127                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2005        1.111           1.138                  28,886
                                                               2004        1.000           1.111                      --

   Mid-Cap Value Portfolio (5/04)...........................   2005        1.165           1.251                      --
                                                               2004        1.000           1.165                      --

Metropolitan Series Fund
   MetLife Aggressive Allocation Portfolio (1/05)...........   2005        1.000           1.000                      --

   MetLife Conservative Allocation Portfolio (1/05).........   2005        1.000           1.000                      --

   MetLife Conservative to Moderate Allocation
   Portfolio (1/05).........................................   2005        1.000           1.000                      --

   MetLife Moderate Allocation Portfolio (1/05).............   2005        1.000           1.000                      --

   MetLife Moderate to Aggressive Allocation
   Portfolio (1/05).........................................   2005        1.000           1.000                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2005        1.078           1.131                      --
                                                               2004        1.000           1.078                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (10/05)....   2005        1.008           1.012                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.240           1.260                 123,296
                                                               2004        1.192           1.240                 152,147
                                                               2003        1.144           1.192                   6,319
                                                               2002        1.057           1.144                   7,538
                                                               2001        1.000           1.057                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2005        0.789           0.839                      --
                                                               2004        0.739           0.789                      --
                                                               2003        0.564           0.739                      --
                                                               2002        0.808           0.564                      --
                                                               2001        1.000           0.808                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)...........................................    2005        1.033           1.150                      --
                                                               2004        0.897           1.033                   6,667
                                                               2003        0.703           0.897                   6,667
                                                               2002        0.861           0.703                      --
                                                               2001        1.000           0.861                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.647           1.749                  77,457
                                                               2004        1.315           1.647                  63,465
                                                               2003        0.886           1.315                  43,406
                                                               2002        1.093           0.886                  40,852
                                                               2001        1.000           1.093                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)...........................   2005        1.596           1.648                   5,450
                                                               2004        1.486           1.596                   5,450
                                                               2003        1.077           1.486                   3,532
                                                               2002        1.449           1.077                      --
                                                               2001        1.433           1.449                      --
                                                               2000        1.000           1.433                      --

   Investors Fund -- Class I (10/99)........................   2005        1.298           1.372                   6,680
                                                               2004        1.185           1.298                   6,680
                                                               2003        0.903           1.185                      --
                                                               2002        1.183           0.903                   6,424
                                                               2001        1.244           1.183                      --
                                                               2000        1.088           1.244                      --
                                                               1999        1.000           1.088                  13,535

   Small Cap Growth Fund -- Class I (5/01)..................   2005        1.064           1.107                   5,985
                                                               2004        0.932           1.064                      --
                                                               2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                      --

   Total Return Fund -- Class I (9/00)......................   2005        1.209           1.239                      --
                                                               2004        1.121           1.209                      --
                                                               2003        0.975           1.121                      --
                                                               2002        1.055           0.975                      --
                                                               2001        1.072           1.055                      --
                                                               2000        1.000           1.072                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.828           0.819                   6,455
                                                               2004        0.807           0.828                   6,455
                                                               2003        0.659           0.807                   6,455
                                                               2002        0.897           0.659                      --
                                                               2001        1.000           0.897                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        0.887           0.935                      --
                                                               2004        0.869           0.887                      --
                                                               2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.887           0.957                   6,755
                                                               2004        0.840           0.887                   6,755
                                                               2003        0.654           0.840                      --
                                                               2002        0.867           0.654                      --
                                                               2001        1.000           0.867                      --

   Convertible Securities Portfolio (5/04)..................   2005        1.040           1.035                      --
                                                               2004        1.000           1.040                      --

   Disciplined Mid Cap Stock Portfolio (8/99)...............   2005        1.625           1.812                  44,834
                                                               2004        1.406           1.625                  46,180
                                                               2003        1.060           1.406                  38,942
                                                               2002        1.247           1.060                  22,864
                                                               2001        1.310           1.247                   4,950
                                                               2000        1.132           1.310                   4,950
                                                               1999        1.000           1.132                   4,950

   Equity Income Portfolio (7/99)...........................   2005        1.240           1.285                 484,509
                                                               2004        1.137           1.240                 294,106
                                                               2003        0.874           1.137                 192,847
                                                               2002        1.024           0.874                 151,978
                                                               2001        1.105           1.024                 109,815
                                                               2000        1.021           1.105                  12,381
                                                               1999        1.000           1.021                  12,381

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Federated Stock Portfolio (11/01)........................   2005        1.113           1.163                   4,216
                                                               2004        1.015           1.113                   4,216
                                                               2003        0.802           1.015                   4,216
                                                               2002        1.002           0.802                   4,216
                                                               2001        1.000           1.002                      --

   Large Cap Portfolio (7/99)...............................   2005        0.852           0.919                  99,935
                                                               2004        0.807           0.852                 111,168
                                                               2003        0.652           0.807                  96,847
                                                               2002        0.851           0.652                  96,847
                                                               2001        1.038           0.851                  96,847
                                                               2000        1.224           1.038                  52,127
                                                               1999        1.000           1.224                  12,719

   Mercury Large Cap Core Portfolio (6/00)..................   2005        0.897           0.997                      --
                                                               2004        0.780           0.897                      --
                                                               2003        0.649           0.780                      --
                                                               2002        0.874           0.649                      --
                                                               2001        1.136           0.874                      --
                                                               2000        1.000           1.136                      --

   MFS(R) Emerging Growth Portfolio (5/01)..................   2005        0.761           0.739                      --
                                                               2004        0.681           0.761                      --
                                                               2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS(R) Mid Cap Growth Portfolio (10/99)..................   2005        1.029           1.052                  57,026
                                                               2004        0.909           1.029                  59,981
                                                               2003        0.668           0.909                  47,678
                                                               2002        1.317           0.668                  45,675
                                                               2001        1.739           1.317                  33,694
                                                               2000        1.603           1.739                  30,494
                                                               1999        1.000           1.603                      --

   MFS(R) Total Return Portfolio (7/99).....................   2005        1.371           1.400                 659,159
                                                               2004        1.240           1.371                 337,809
                                                               2003        1.073           1.240                 153,776
                                                               2002        1.141           1.073                 135,391
                                                               2001        1.150           1.141                  53,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   MFS(R) Total Return Portfolio  (continued)...............   2000        0.994           1.150                      --
                                                               1999        1.000           0.994                      --

   MFS(R) Value Portfolio (5/04)............................   2005        1.127           1.190                 142,445
                                                               2004        1.000           1.127                  21,046

   Mondrian International Stock Portfolio (8/99)............   2005        0.971           1.055                   6,318
                                                               2004        0.846           0.971                   6,318
                                                               2003        0.663           0.846                   6,318
                                                               2002        0.768           0.663                   6,318
                                                               2001        1.049           0.768                   4,591
                                                               2000        1.194           1.049                   4,591
                                                               1999        1.000           1.194                   4,591

   Pioneer Fund Portfolio (8/99)............................   2005        0.847           0.890                  36,743
                                                               2004        0.768           0.847                  18,862
                                                               2003        0.625           0.768                  31,058
                                                               2002        0.903           0.625                  24,128
                                                               2001        1.183           0.903                      --
                                                               2000        0.959           1.183                      --
                                                               1999        1.000           0.959                      --

   Pioneer Mid Cap Value Portfolio (1/05)...................   2005        1.000           1.001                      --

   Pioneer Strategic Income Portfolio (1/01)................   2005        1.415           1.455                 143,490
                                                               2004        1.285           1.415                  32,760
                                                               2003        1.084           1.285                  32,760
                                                               2002        1.032           1.084                  27,083
                                                               2001        1.000           1.032                      --

   Strategic Equity Portfolio (7/99)........................   2005        0.861           0.871                  70,166
                                                               2004        0.787           0.861                  81,278
                                                               2003        0.598           0.787                  67,954
                                                               2002        0.908           0.598                  67,954
                                                               2001        1.057           0.908                  67,954
                                                               2000        1.303           1.057                  56,806
                                                               1999        1.000           1.303                  17,222

   Style Focus Series: Small Cap Growth Portfolio (1/05)....   2005        1.000           1.000                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Style Focus Series: Small Cap Value Portfolio (1/05).....   2005        1.000           1.000                      --

   Travelers Quality Bond Portfolio (8/99)..................   2005        1.290           1.300                  39,391
                                                               2004        1.259           1.290                  40,044
                                                               2003        1.186           1.259                  36,759
                                                               2002        1.130           1.186                  19,941
                                                               2001        1.063           1.130                  19,941
                                                               2000        1.002           1.063                  19,941
                                                               1999        1.000           1.002                  19,941

   U.S. Government Securities Portfolio (8/99)..............   2005        1.396           1.445                 480,652
                                                               2004        1.326           1.396                 357,708
                                                               2003        1.301           1.326                 328,667
                                                               2002        1.154           1.301                 366,169
                                                               2001        1.099           1.154                  20,423
                                                               2000        0.968           1.099                  20,423
                                                               1999        1.000           0.968                  20,423

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        1.005           1.020                      --
                                                               2004        1.001           1.005                   1,000
                                                               2003        1.000           1.001                   1,000

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.923           1.022                 319,390
                                                               2004        0.846           0.923                 328,219
                                                               2003        0.634           0.846                 251,625
                                                               2002        0.949           0.634                  15,408
                                                               2001        1.000           0.949                   2,646

   Smith Barney High Income Portfolio (8/99)................   2005        1.166           1.187                  61,681
                                                               2004        1.065           1.166                  63,799
                                                               2003        0.842           1.065                  22,349
                                                               2002        0.877           0.842                  20,231
                                                               2001        0.918           0.877                  20,231
                                                               2000        1.007           0.918                  20,231
                                                               1999        1.000           1.007                  20,231

   Smith Barney International All Cap Growth
   Portfolio (12/99)........................................   2005        0.883           0.978                  17,480
                                                               2004        0.755           0.883                  39,904

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Smith Barney International All Cap Growth Portfolio
   (continued)..............................................   2003        0.597           0.755                   3,291
                                                               2002        0.810           0.597                   3,291
                                                               2001        1.186           0.810                   3,291
                                                               2000        1.569           1.186                   3,291
                                                               1999        1.000           1.569                      --

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)........................................   2005        0.987           1.030                  53,253
                                                               2004        0.991           0.987                  40,912
                                                               2003        0.677           0.991                   5,766
                                                               2002        0.907           0.677                      --
                                                               2001        1.045           0.907                      --
                                                               2000        1.132           1.045                      --
                                                               1999        1.000           1.132                      --

   Social Awareness Stock Portfolio (7/99)..................   2005        0.925           0.957                  18,473
                                                               2004        0.877           0.925                  18,473
                                                               2003        0.686           0.877                  18,473
                                                               2002        0.921           0.686                  14,167
                                                               2001        1.100           0.921                  14,167
                                                               2000        1.115           1.100                  14,167
                                                               1999        1.000           1.115                  14,167

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2005        1.464           1.512                  14,254
                                                               2004        1.257           1.464                      --
                                                               2003        1.000           1.257                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        0.729           0.778                      --
                                                               2004        0.688           0.729                      --
                                                               2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        0.817           0.875                      --
                                                               2004        0.794           0.817                      --
                                                               2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.130           1.176                  13,085
                                                               2004        0.986           1.130                  29,945
                                                               2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund
   Asset Manager Portfolio -- Service Class 2 (5/00)........   2005        0.990           1.019                      --
                                                               2004        0.949           0.990                  23,009
                                                               2003        0.813           0.949                  23,009
                                                               2002        0.900           0.813                  51,769
                                                               2001        0.949           0.900                      --
                                                               2000        1.000           0.949                      --

   Contrafund<< Portfolio -- Service Class 2 (5/01).........   2005        1.238           1.432                 138,871
                                                               2004        1.083           1.238                 124,888
                                                               2003        0.852           1.083                  75,992
                                                               2002        0.950           0.852                  14,509
                                                               2001        1.000           0.950                      --

   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2005        0.966           1.157                   9,176
                                                               2004        0.962           0.966                  12,814
                                                               2003        0.776           0.962                  12,814
                                                               2002        0.846           0.776                  12,814
                                                               2001        1.000           0.846                   2,853

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.563           1.830                 246,839
                                                               2004        1.264           1.563                  92,254
                                                               2003        0.921           1.264                  47,487
                                                               2002        1.032           0.921                   9,533
                                                               2001        1.000           1.032                      --

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (3/00)........   2005        1.175           1.358                   8,864
                                                               2004        1.014           1.175                   8,864
                                                               2003        0.739           1.014                   8,864
                                                               2002        0.969           0.739                   8,864

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Wells Fargo Advantage Multi Cap Value Fund  (continued)..   2001        0.938           0.969                      --
                                                               2000        1.000           0.938                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                      SEPARATE ACCOUNT CHARGES 1.25% 140 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (7/99).........   2005        0.850           0.862                      --
                                                               2004        0.791           0.850                      --
                                                               2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth-Income Fund -- Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 -- is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund -- Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

Fidelity VIP Asset Manager Portfolio -- Service Class 2 is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen Emerging Growth Portfolio -- Class 2 shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix H. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Capital Appreciation Fund (5/00).........................   2005        0.597           0.700               1,713,108
                                                               2004        0.503           0.597               1,555,826
                                                               2003        0.406           0.503               1,630,081
                                                               2002        0.547           0.406               1,837,286
                                                               2001        0.745           0.547               1,046,590
                                                               2000        1.000           0.745               1,006,482

   High Yield Bond Trust (5/99).............................   2005        1.530           1.538                 359,521
                                                               2004        1.418           1.530                 368,425
                                                               2003        1.107           1.418                 381,556
                                                               2002        1.067           1.107                 411,756
                                                               2001        0.982           1.067                 314,101
                                                               2000        0.980           0.982                 101,750
                                                               1999        1.000           0.980                  92,789

   Managed Assets Trust (3/99)..............................   2005        1.206           1.243                 979,865
                                                               2004        1.111           1.206                 946,294
                                                               2003        0.918           1.111                 968,180
                                                               2002        1.013           0.918               1,042,680
                                                               2001        1.076           1.013               1,174,637
                                                               2000        1.102           1.076                 913,007
                                                               1999        1.000           1.102                 232,345

   Money Market Portfolio (4/99)............................   2005        1.127           1.151                 847,943
                                                               2004        1.125           1.127               1,106,052
                                                               2003        1.125           1.125               1,753,058
                                                               2002        1.119           1.125               1,258,377
                                                               2001        1.087           1.119                 990,283
                                                               2000        1.032           1.087                 700,403
                                                               1999        1.000           1.032                 239,890

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (7/01)..........   2005        0.800           0.839                      --
                                                               2004        0.763           0.800                 103,702
                                                               2003        0.615           0.763                 103,682
                                                               2002        0.888           0.615                  55,895
                                                               2001        1.000           0.888                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2005        1.109           1.255                 119,722
                                                               2004        1.010           1.109                  31,153

   Growth Fund -- Class 2 Shares (5/04).....................   2005        1.091           1.258                 157,801
                                                               2004        0.970           1.091                  16,521

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2005        1.082           1.136                 385,501
                                                               2004        0.979           1.082                 104,915

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (3/99).......   2005        1.360           1.377               4,657,584
                                                               2004        1.310           1.360               4,115,266
                                                               2003        1.251           1.310               3,142,575
                                                               2002        1.157           1.251               3,360,816
                                                               2001        1.092           1.157               2,080,975
                                                               2000        0.979           1.092                 601,543
                                                               1999        1.000           0.979                 139,623

   CitiStreet International Stock Fund -- Class I (3/99)....   2005        1.024           1.165               2,279,498
                                                               2004        0.899           1.024               2,148,904
                                                               2003        0.697           0.899               2,010,293
                                                               2002        0.904           0.697               2,025,194
                                                               2001        1.160           0.904               1,238,125
                                                               2000        1.272           1.160                 474,746
                                                               1999        1.000           1.272                  90,221

   CitiStreet Large Company Stock Fund -- Class I (3/99)....   2005        0.746           0.789               4,775,451
                                                               2004        0.683           0.746               4,498,084
                                                               2003        0.537           0.683               4,110,325
                                                               2002        0.702           0.537               3,575,681
                                                               2001        0.840           0.702               2,080,499

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   CitiStreet Large Company Stock Fund -- Class I
   (continued)..............................................   2000        0.995           0.840                 959,029
                                                               1999        1.000           0.995                 228,230

   CitiStreet Small Company Stock Fund -- Class I (3/99)....   2005        1.974           2.101                 940,105
                                                               2004        1.732           1.974                 879,208
                                                               2003        1.220           1.732                 844,568
                                                               2002        1.612           1.220                 739,822
                                                               2001        1.600           1.612                 542,731
                                                               2000        1.465           1.600                 462,418
                                                               1999        1.000           1.465                 113,574

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)....   2005        1.412           1.793                  35,759
                                                               2004        1.140           1.412                  44,528
                                                               2003        0.804           1.140                  46,418
                                                               2002        0.916           0.804                  45,812
                                                               2001        1.022           0.916                  54,766
                                                               2000        1.506           1.022                  71,391
                                                               1999        1.000           1.506                  54,662

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (7/99)........   2005        2.368           2.517                 312,481
                                                               2004        1.816           2.368                 330,738
                                                               2003        1.366           1.816                 282,138
                                                               2002        1.318           1.366                 242,450
                                                               2001        1.221           1.318                 128,487
                                                               2000        0.937           1.221                 102,023
                                                               1999        1.000           0.937                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (4/99).............................................   2005        2.050           2.225                 232,445
                                                               2004        1.701           2.050                 203,692
                                                               2003        1.208           1.701                 177,208
                                                               2002        1.289           1.208                 139,177
                                                               2001        1.162           1.289                  13,468
                                                               2000        0.991           1.162                   5,110
                                                               1999        1.000           0.991                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (3/99)............................................   2005        0.992           1.027                 318,098
                                                               2004        0.952           0.992                 330,399
                                                               2003        0.792           0.952                 331,736
                                                               2002        0.958           0.792                 356,023
                                                               2001        1.065           0.958                 396,091
                                                               2000        1.081           1.065                 311,873
                                                               1999        1.000           1.081                 244,529

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/99)............................................   2005        1.503           1.577                 463,289
                                                               2004        1.360           1.503                 619,182
                                                               2003        1.041           1.360                 589,418
                                                               2002        1.298           1.041                 540,784
                                                               2001        1.394           1.298                 388,047
                                                               2000        1.240           1.394                 305,761
                                                               1999        1.000           1.240                  45,091

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03)...   2005        1.345           1.475                  61,250
                                                               2004        1.204           1.345                  23,498
                                                               2003        1.000           1.204                  17,090

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/04)............................................   2005        1.234           1.560                 102,975
                                                               2004        0.972           1.234                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2005        1.156           1.264                 193,399
                                                               2004        0.962           1.156                  40,991

   Templeton Growth Securities Fund -- Class 2 Shares (6/04)   2005        1.126           1.216                 196,213
                                                               2004        1.021           1.126                  57,703

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)............................   2005        1.029           1.065                 264,932
                                                               2004        0.954           1.029                 162,864
                                                               2003        0.772           0.954                 100,091

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Appreciation Portfolio  (continued)......................   2002        0.943           0.772                  82,395
                                                               2001        1.000           0.943                  14,712

   Equity Index Portfolio -- Class II Shares (3/99).........   2005        0.945           0.978               1,770,764
                                                               2004        0.864           0.945               1,899,361
                                                               2003        0.682           0.864               1,719,505
                                                               2002        0.886           0.682               1,579,821
                                                               2001        1.019           0.886               1,055,882
                                                               2000        1.133           1.019                 842,129
                                                               1999        1.000           1.133                 207,054

   Fundamental Value Portfolio (5/01).......................   2005        1.065           1.107                 584,303
                                                               2004        0.992           1.065                 630,507
                                                               2003        0.722           0.992                 637,061
                                                               2002        0.924           0.722                 486,577
                                                               2001        1.000           0.924                 106,535

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2005        1.080           1.154                 157,215
                                                               2004        1.005           1.080                 157,215
                                                               2003        0.891           1.005                 123,022
                                                               2002        0.962           0.891                  83,565
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (8/01)........   2005        0.880           0.978                  23,960
                                                               2004        0.736           0.880                      --
                                                               2003        0.551           0.736                      --
                                                               2002        0.772           0.551                      --
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.577           0.604                 254,343
                                                               2004        0.556           0.577                 303,997
                                                               2003        0.453           0.556                 319,311
                                                               2002        0.615           0.453                 382,579
                                                               2001        0.801           0.615                 441,531
                                                               2000        1.000           0.801                 424,750

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04).............   2005        1.127           1.162                   3,023
                                                               2004        1.009           1.127                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2005        1.111           1.138                  87,476
                                                               2004        0.968           1.111                      --

   Mid-Cap Value Portfolio (7/04)...........................   2005        1.165           1.251                  97,239
                                                               2004        1.007           1.165                  34,410

Metropolitan Series Fund
   MetLife Aggressive Allocation Portfolio (1/05)...........   2005        1.000           1.000                      --

   MetLife Conservative Allocation Portfolio (1/05).........   2005        1.000           1.000                      --

   MetLife Conservative to Moderate Allocation
   Portfolio (1/05).........................................   2005        1.000           1.000                      --

   MetLife Moderate Allocation Portfolio (1/05).............   2005        1.000           1.000                      --

   MetLife Moderate to Aggressive Allocation
   Portfolio (1/05).........................................   2005        1.000           1.000                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2005        1.078           1.131                  14,297
                                                               2004        0.975           1.078                  10,342

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (7/05).....   2005        1.000           1.012                  42,479

   Total Return Portfolio -- Administrative Class (6/01)....   2005        1.240           1.260                 569,639
                                                               2004        1.192           1.240                 378,880
                                                               2003        1.144           1.192                 385,107
                                                               2002        1.057           1.144                 388,046
                                                               2001        1.000           1.057                  42,621

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (12/01)  2005        0.789           0.839                  11,671
                                                               2004        0.739           0.789                  11,671
                                                               2003        0.564           0.739                  11,671
                                                               2002        0.808           0.564                  11,671
                                                               2001        1.000           0.808                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.033           1.150                  81,614
                                                               2004        0.897           1.033                  85,063
                                                               2003        0.703           0.897                  88,330
                                                               2002        0.861           0.703                  89,130
                                                               2001        1.000           0.861                  36,530

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2005        1.647           1.749                 319,412
                                                               2004        1.315           1.647                 205,632
                                                               2003        0.886           1.315                 173,137
                                                               2002        1.093           0.886                 235,414
                                                               2001        1.000           1.093                   1,734

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/99)...........................   2005        1.596           1.648                 338,497
                                                               2004        1.486           1.596                 344,257
                                                               2003        1.077           1.486                 357,262
                                                               2002        1.449           1.077                 340,827
                                                               2001        1.433           1.449                 172,311
                                                               2000        1.222           1.433                  70,934
                                                               1999        1.000           1.222                  13,279

   Investors Fund -- Class I (3/99).........................   2005        1.298           1.372                 128,604
                                                               2004        1.185           1.298                 149,763
                                                               2003        0.903           1.185                 151,723
                                                               2002        1.183           0.903                 140,603
                                                               2001        1.244           1.183                 102,276
                                                               2000        1.088           1.244                  20,655
                                                               1999        1.000           1.088                   5,119

   Small Cap Growth Fund -- Class I (6/01)..................   2005        1.064           1.107                   5,596
                                                               2004        0.932           1.064                      --
                                                               2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                     997

   Total Return Fund -- Class I (3/99)......................   2005        1.209           1.239                  23,410
                                                               2004        1.121           1.209                  29,201
                                                               2003        0.975           1.121                  13,990
                                                               2002        1.055           0.975                  10,605
                                                               2001        1.072           1.055                   7,423

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Total Return Fund -- Class I  (continued)................   2000        1.002           1.072                   5,470
                                                               1999        1.000           1.002                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.828           0.819                  23,093
                                                               2004        0.807           0.828                  23,093
                                                               2003        0.659           0.807                  20,096
                                                               2002        0.897           0.659                  20,096
                                                               2001        1.000           0.897                  20,096

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01).........................................   2005        0.887           0.935                   2,816
                                                               2004        0.869           0.887                   2,816
                                                               2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)...............   2005        0.887           0.957                  51,831
                                                               2004        0.840           0.887                  72,426
                                                               2003        0.654           0.840                  35,106
                                                               2002        0.867           0.654                  38,688
                                                               2001        1.000           0.867                      --

   Convertible Securities Portfolio (5/04)..................   2005        1.040           1.035                   5,612
                                                               2004        0.990           1.040                      --

   Disciplined Mid Cap Stock Portfolio (6/99)...............   2005        1.625           1.812                 288,657
                                                               2004        1.406           1.625                 300,148
                                                               2003        1.060           1.406                 298,395
                                                               2002        1.247           1.060                 244,570
                                                               2001        1.310           1.247                 156,409
                                                               2000        1.132           1.310                  87,378
                                                               1999        1.000           1.132                      --

   Equity Income Portfolio (3/99)...........................   2005        1.240           1.285               1,344,215
                                                               2004        1.137           1.240               1,226,765
                                                               2003        0.874           1.137               1,133,992
                                                               2002        1.024           0.874               1,011,873
                                                               2001        1.105           1.024                 343,935

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Equity Income Portfolio  (continued).....................   2000        1.021           1.105                 212,588
                                                               1999        1.000           1.021                 216,322

   Federated Stock Portfolio (4/99).........................   2005        1.113           1.163                  59,781
                                                               2004        1.015           1.113                  60,043
                                                               2003        0.802           1.015                  60,043
                                                               2002        1.002           0.802                  52,941
                                                               2001        0.993           1.002                  24,072
                                                               2000        0.965           0.993                   4,126
                                                               1999        1.000           0.965                      --

   Large Cap Portfolio (3/99)...............................   2005        0.852           0.919                 512,059
                                                               2004        0.807           0.852                 512,693
                                                               2003        0.652           0.807                 524,562
                                                               2002        0.851           0.652                 448,487
                                                               2001        1.038           0.851                 409,069
                                                               2000        1.224           1.038                 334,348
                                                               1999        1.000           1.224                 247,021

   Mercury Large Cap Core Portfolio (3/99)..................   2005        0.897           0.997                  49,017
                                                               2004        0.780           0.897                  15,265
                                                               2003        0.649           0.780                  15,265
                                                               2002        0.874           0.649                  16,447
                                                               2001        1.136           0.874                  17,029
                                                               2000        1.213           1.136                  80,150
                                                               1999        1.000           1.213                      --

   MFS(R) Emerging Growth Portfolio (8/01)..................   2005        0.761           0.739                      --
                                                               2004        0.681           0.761                      --
                                                               2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS(R) Mid Cap Growth Portfolio (5/99)...................   2005        1.029           1.052                 189,859
                                                               2004        0.909           1.029                 247,955
                                                               2003        0.668           0.909                 256,356
                                                               2002        1.317           0.668                 249,539
                                                               2001        1.739           1.317                 238,188
                                                               2000        1.603           1.739                 201,277
                                                               1999        1.000           1.603                  22,378

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   MFS(R) Total Return Portfolio (4/99).....................   2005        1.371           1.400               1,402,006
                                                               2004        1.240           1.371               1,303,774
                                                               2003        1.073           1.240               1,112,494
                                                               2002        1.141           1.073                 994,730
                                                               2001        1.150           1.141                 458,197
                                                               2000        0.994           1.150                 177,102
                                                               1999        1.000           0.994                  56,338

   MFS(R) Value Portfolio (5/04)............................   2005        1.127           1.190                  25,099
                                                               2004        0.969           1.127                      --

   Mondrian International Stock Portfolio (4/99)............   2005        0.971           1.055                  80,241
                                                               2004        0.846           0.971                  81,385
                                                               2003        0.663           0.846                  57,438
                                                               2002        0.768           0.663                  39,307
                                                               2001        1.049           0.768                  43,074
                                                               2000        1.194           1.049                  43,159
                                                               1999        1.000           1.194                  13,922

   Pioneer Fund Portfolio (5/99)............................   2005        0.847           0.890                  62,738
                                                               2004        0.768           0.847                 128,011
                                                               2003        0.625           0.768                 139,015
                                                               2002        0.903           0.625                 177,705
                                                               2001        1.183           0.903                 175,971
                                                               2000        0.959           1.183                 136,065
                                                               1999        1.000           0.959                  52,624

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.001                      --

   Pioneer Strategic Income Portfolio (6/99)................   2005        1.415           1.455                  99,903
                                                               2004        1.285           1.415                  48,519
                                                               2003        1.084           1.285                  37,669
                                                               2002        1.032           1.084                  29,999
                                                               2001        0.998           1.032                  17,469
                                                               2000        1.010           0.998                      --
                                                               1999        1.000           1.010                      --

   Strategic Equity Portfolio (3/99)........................   2005        0.861           0.871                 578,902
                                                               2004        0.787           0.861                 781,329
                                                               2003        0.598           0.787                 861,404
                                                               2002        0.908           0.598                 907,697

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Strategic Equity Portfolio  (continued)..................   2001        1.057           0.908               1,013,052
                                                               2000        1.303           1.057                 787,876
                                                               1999        1.000           1.303                 274,568

   Style Focus Series: Small Cap Growth Portfolio (1/05)....   2005        1.000           1.000                      --

   Style Focus Series: Small Cap Value Portfolio (1/05).....   2005        1.000           1.000                      --

   Travelers Quality Bond Portfolio (3/99)..................   2005        1.290           1.300                 453,665
                                                               2004        1.259           1.290                 428,682
                                                               2003        1.186           1.259                 336,903
                                                               2002        1.130           1.186                 324,873
                                                               2001        1.063           1.130                 229,303
                                                               2000        1.002           1.063                  89,190
                                                               1999        1.000           1.002                  30,445

   U.S. Government Securities Portfolio (3/99)..............   2005        1.396           1.445                 664,291
                                                               2004        1.326           1.396                 612,998
                                                               2003        1.301           1.326                 641,656
                                                               2002        1.154           1.301                 674,168
                                                               2001        1.099           1.154                 329,688
                                                               2000        0.968           1.099                 147,364
                                                               1999        1.000           0.968                  81,239

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (10/03)...........................................   2005        1.005           1.020                  65,137
                                                               2004        1.001           1.005                  56,767
                                                               2003        1.000           1.001                  12,265

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.923           1.022                 833,193
                                                               2004        0.846           0.923                 947,296
                                                               2003        0.634           0.846                 829,147
                                                               2002        0.949           0.634                 372,023
                                                               2001        1.000           0.949                 148,073

   Smith Barney High Income Portfolio (5/99)................   2005        1.166           1.187                  46,658
                                                               2004        1.065           1.166                  12,147
                                                               2003        0.842           1.065                  20,424
                                                               2002        0.877           0.842                  17,421

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Smith Barney High Income Portfolio  (continued)..........   2001        0.918           0.877                  26,499
                                                               2000        1.007           0.918                  12,407
                                                               1999        1.000           1.007                      --

   Smith Barney International All Cap Growth
   Portfolio (3/99).........................................   2005        0.883           0.978                 131,177
                                                               2004        0.755           0.883                 176,162
                                                               2003        0.597           0.755                 182,229
                                                               2002        0.810           0.597                 184,371
                                                               2001        1.186           0.810                 202,204
                                                               2000        1.569           1.186                  76,324
                                                               1999        1.000           1.569                  33,821

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2005        0.987           1.030                 269,310
                                                               2004        0.991           0.987                 338,275
                                                               2003        0.677           0.991                 414,434
                                                               2002        0.907           0.677                 335,753
                                                               2001        1.045           0.907                 323,325
                                                               2000        1.132           1.045                 265,016
                                                               1999        1.000           1.132                 100,647

   Social Awareness Stock Portfolio (3/99)..................   2005        0.925           0.957                 142,054
                                                               2004        0.877           0.925                 210,284
                                                               2003        0.686           0.877                 190,338
                                                               2002        0.921           0.686                 205,434
                                                               2001        1.100           0.921                 252,885
                                                               2000        1.115           1.100                 338,770
                                                               1999        1.000           1.115                 204,232

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2005        1.464           1.512                  32,763
                                                               2004        1.257           1.464                  35,463
                                                               2003        1.000           1.257                  15,449

   Emerging Growth Portfolio -- Class II Shares (1/02)......   2005        0.729           0.778                      --
                                                               2004        0.688           0.729                      --
                                                               2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
   Enterprise Portfolio -- Class II Shares (10/01)..........   2005        0.817           0.875                      --
                                                               2004        0.794           0.817                      --
                                                               2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.130           1.176                  27,437
                                                               2004        0.986           1.130                   2,533
                                                               2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund
   Asset Manager Portfolio -- Service Class 2 (6/00)........   2005        0.990           1.019                 229,844
                                                               2004        0.949           0.990                 291,168
                                                               2003        0.813           0.949                 262,244
                                                               2002        0.900           0.813                 227,798
                                                               2001        0.949           0.900                 178,530
                                                               2000        1.000           0.949                 133,640

   Contrafund<< Portfolio -- Service Class 2 (9/01).........   2005        1.238           1.432                 307,737
                                                               2004        1.083           1.238                 274,073
                                                               2003        0.852           1.083                 244,184
                                                               2002        0.950           0.852                 208,513
                                                               2001        1.000           0.950                      --

   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2005        0.966           1.157                  16,820
                                                               2004        0.962           0.966                  16,820
                                                               2003        0.776           0.962                   5,993
                                                               2002        0.846           0.776                   5,993
                                                               2001        1.000           0.846                      --

   Mid Cap Portfolio -- Service Class 2 (7/01)..............   2005        1.563           1.830                 373,612
                                                               2004        1.264           1.563                 181,421
                                                               2003        0.921           1.264                 103,818
                                                               2002        1.032           0.921                 100,887
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (7/99)........   2005        1.175           1.358                   6,351
                                                               2004        1.014           1.175                   6,351
                                                               2003        0.739           1.014                   9,511
                                                               2002        0.969           0.739                   9,511
                                                               2001        0.938           0.969                   6,351
                                                               2000        0.877           0.938                   6,351
                                                               1999        1.000           0.877                   6,351

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                      SEPARATE ACCOUNT CHARGES 1.25% 140 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------  ---------------  ---------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/99).........   2005        0.850           0.862                      --
                                                               2004        0.791           0.850                      --
                                                               2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

On 02/25/2005, The Travelers Series Trust: MFS(R)Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth-Income Fund -- Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 -- is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund -- Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

Fidelity VIP Asset Manager Portfolio -- Service Class 2 is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen Emerging Growth Portfolio -- Class 2 shares is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.
       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.


                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

                                        N
              Present Value = [SIGMA] [Payments X (1/1 + iC)(t/365)
                                      s = 1

Where

    iC = the interest rate described above

    n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

    t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.


                                  ILLUSTRATION:

Amount Annuitized                 $12,589.80
Annuity Option                    Life with 10 year certain period
Annuity Payments                  $1,000 Annually -- first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:


1000 + (1000/1.04) + (1000/1.04)^2 + (1000/1.04)^3 + (1000/1.04)^4 +
(1000/1.04)^5 + (1000/1.04)^6 + (1000/1.04)^7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                                   APPENDIX E
--------------------------------------------------------------------------------

                WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
                         RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX F
--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Underlying Fund Name Changes

                        FORMER NAME                                                          NEW NAME
------------------------------------------------------------    --------------------------------------------------------------------
CITISTREET FUNDS, INC.                                          MET INVESTMENT FUNDS, INC.
CitiStreet Diversified Bond Fund -- Class I                     MetLife Investment Diversified Bond Fund -- Class I
CitiStreet International Stock Fund -- Class I                  MetLife Investment International Stock Fund -- Class I
CitiStreet Large Company Stock Fund -- Class I                  MetLife Investment Large Company Stock Fund -- Class I
CitiStreet Small Company Stock Fund -- Class I                  MetLife Investment Small Company Stock Fund -- Class I

GREENWICH STREET SERIES FUND                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
Appreciation Portfolio                                          Legg Mason Partners Variable Appreciation Portfolio
Equity Index Portfolio --  Class I                              Legg Mason Partners Variable Equity Index Portfolio --
Fundamental Value Portfolio+                                      Class II
                                                                Legg Mason Partners Variable Fundamental Value Portfolio+

SALOMON BROTHERS VARIABLE SERIES FUNDS INC                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
Salomon Brothers Variable All Cap Fund -- Class I               Legg Mason Partners Variable All Cap Portfolio -- Class 1
Salomon Brothers Variable Investors Fund -- Class I             Legg Mason Partners Variable Investors Portfolio -- Class 1
Salomon Brothers Variable Total Return Fund -- Class I+         Legg Mason Partners Variable Total Return Portfolio  -- Class 1+
Salomon Brothers Variable Small Cap Growth Fund --              Legg Mason Partners Variable Small Cap Growth Portfolio -- Class 1+
  Class 1+

SMITH BARNEY INVESTMENT SERIES                                  LEGG MASON PARTNERS INVESTMENT SERIES Smith
Barney Dividend Strategy Portfolio+                             Legg Mason Partners Variable Dividend Strategy Portfolio+
Smith Barney Premier Selections All Cap Growth Portfolio+       Legg Mason Partners Variable Premier Selections All Cap Growth
                                                                  Portfolio+

TRAVELERS SERIES FUND INC.                                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
SB Adjustable Rate Income Portfolio                             Legg Mason Partners Variable Adjustable Rate Income Portfolio
Smith Barney Aggressive Growth Portfolio                        Legg Mason Partners Variable Aggressive Growth Portfolio
Smith Barney High Income                                        Legg Mason Partners Variable High Income Portfolio
Smith Barney Large Capitalization Growth Portfolio              Legg Mason Partners Variable Large Cap Growth Portfolio
Social Awareness Stock Portfolio                                Legg Mason Partners Variable Social Awareness Stock Portfolio
Smith Barney International All Cap Growth                       Legg Mason Partners Variable International All Cap Growth+

VARIABLE ANNUITY PORTFOLIOS                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
Smith Barney Small Cap Growth Opportunities                     Legg Mason Partners Small Cap Growth Opportunities Portfolio

WELLS FARGO VARIABLE TRUST                                      WELLS FARGO VARIABLE TRUST
Wells Fargo Advantage Multi Cap Value Fund+                     Wells Fargo Advantage VT Small/Mid Cap Value Fund+

UNDERLYING FUND MERGERS/REORGANIZATIONS
THE FORMER UNDERLYING FUNDS WERE MERGED WITH AND INTO THE NEW UNDERLYING FUNDS.

                 FORMER UNDERLYING FUND                                         NEW UNDERLYING FUND
---------------------------------------------------------    ----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS                                 AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund                                 AIM V.I. Core Equity Portfolio+
                                                             MET INVESTORS SERIES TRUST
Capital Appreciation Fund                                    Janus Capital Appreciation Portfolio -- Class A

                                                             METROPOLITAN SERIES FUND, INC.
Managed Assets Trust                                         Legg Mason Partners Managed Assets Portfolio -- Class A

Money Market Portfolio                                       BlackRock Money Market Portfolio -- Class A

High Yield Bond Trust                                        Western Asset Management High Yield Bond Portfolio --
                                                               Class A

TRAVELERS SERIES TRUST                                       MET INVESTORS SERIES TRUST
Disciplined Mid Cap Stock Portfolio                          Batterymarch Mid-Cap Stock Portfolio -- Class A
Style Focus Series:  Small Cap Value Portfolio               Dreman Small-Cap Value Portfolio -- Class A
Mondrian International Stock Portfolio                       Harris Oakmark International Stock Portfolio -- Class A
Convertible Securities Portfolio                             Lord Abbett Bond Debenture Portfolio Class A
Federated Stock Portfolio +                                  Lord Abbett Growth and Income Portfolio -- Class B
Mercury Large Cap Core Portfoliot                            Mercury Large-Cap Core Portfolio -- Class A
AIM Capital Appreciation Portfolio                           Met/AIM Capital Appreciation Portfolio -- Class A
MFS(R) Value Portfolio                                       MFS(R) Value Portfolio -- Class A
Pioneer Fund Portfolio                                       Pioneer Fund Portfolio -- Class A
Pioneer Mid-Cap Value Portfolio                              Pioneer Mid-Cap Value Portfolio -- Class A
Pioneer Strategic Income Portfolio -- Class A                Pioneer Strategic Income Portfolio -- Class A
                                                             METROPOLITAN SERIES FUND
MFS(R) Mid Cap Growth Portfolio                               BlackRock Aggressive Growth Portfolio -- Class D
Travelers Quality Bond Portfolio                             BlackRock Bond Income Portfolio -- Class A
Large Cap Portfolio                                          FI Large Cap Portfolio Class A
Strategic Equity Portfolio Trust                             FI Large Cap Portfolio Class A
Equity Income Portfolio                                      FI Value Leaders Portfolio -- Class D
MFS(R) Total Return                                          MFS(R) Total Return Portfolio -- Class F
U.S. Government Securities Portfolio                         Western Asset Management U.S. Government Portfolio -- Class A

UNDERLYING FUND SUBSTITUTIONS
THE FOLLOWING NEW UNDERLYING FUNDS WERE REPLACED BY THE FORMER UNDERLYING FUNDS.

                 FORMER UNDERLYING FUND                                         NEW UNDERLYING FUND
---------------------------------------------------------    ----------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                           MET INVESTORS SERIES TRUST
Oppenheimer Main Street Fund/VA -- Service Shares  of the    Lord Abbett Growth and Income Portfolio -- Class B

FRANKLIN TEMPLETON VIP TRUST
Mutual Shares Securities Fund -- Class 2 Shares              Lord Abbett Growth and Income Portfolio -- Class B

DELAWARE VIP TRUST
Delaware VIP REIT Series -- Standard Class                   Neuberger Berman Real Estate Portfolio -- Class A

FIDELITY VARIABLE INSURANCE PRODUCTS                         METROPOLITAN SERIES FUND, INC.
Fidelity VIP Asset Manager Portfolio -- Service Class 2      MFS(R) Total Return Portfolio -- Class F

JANUS ASPEN SERIES
Janus Aspen Balanced Portfolio -- Service Shares+             MFS(R) Total Return Portfolio -- Class F

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Templeton Growth Securities Fund --
  Class 2 Shares                                            Oppenheimer Global Equity Portfolio -- Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP Asset Manager Portfolio+                                 MFS(R) Total Return Portfolio -- Class F


+ This funding option is closed to new investors.

                                   APPENDIX G
--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


      SERIES FUND/TRUST                         PORTFOLIO/SERIES                                   MARKETING NAME
-------------------------------  ------------------------------------------------      ----------------------------------------
AMERICAN FUNDS INSURANCE         Global Growth Fund                                    American Funds Global Growth Fund
AMERICAN FUNDS INSURANCE         Growth -- Income Fund                                 American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE         Growth Fund                                           American Funds Growth Fund
CREDIT SUISSE TRUST              Emerging Markets Portfolio                            Credit Suisse Emerging Markets Portfolio
DREYFUS VARIABLE INVESTMENT      Appreciation Portfolio                                Dreyfus VIF Appreciation Portfolio
DREYFUS VARIABLE INVESTMENT      Developing Leaders Portfolio                          Dreyfus VIF Developing Leaders
JANUS ASPEN SERIES               Mid Cap Growth Portfolio                              Janus Aspen Series Mid Cap Growth Portfolio
JANUS ASPEN SERIES               Worldwide Growth Portfolio                            Janus Aspen Series Worldwide Growth Portfolio
LORD ABBETT SERIES FUND, INC.    Growth and Income Portfolio                           Lord Abbett Growth and Income Series Fund
                                                                                         -- Class VC
LORD ABBETT SERIES FUND, INC.    Mid-Cap Value Portfolio                               Lord Abbett Mid-Cap Value Series Fund
                                                                                         -- Class VC
METROPOLITAN SERIES FUND, INC.   FI Large Cap Portfolio                                FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.   FI Value Leaders Portfolio                            FI Value Leaders Portfolio (Fidelity)
PIMCO VARIABLE INSURANCE         Real Return Portfolio                                 PIMCO VIT Real Return Portfolio
PIMCO VARIABLE INSURANCE         Total Return Portfolio                                PIMCO VIT Total Return Portfolio
REGISTERED FIXED ACCOUNT         Registered Fixed                                      Fixed Account
VAN KAMPEN LIFE INVESTMENT       Van Kampen Life Investment Trust Comstock Portfolio   Van Kampen LIT Comstock Portfolio
VAN KAMPEN LIFE INVESTMENT       Van Kampen Life Investment Trust Emerging Growth      Van Kampen LIT Emerging Growth Portfolio
VAN KAMPEN LIFE INVESTMENT       Van Kampen Life Investment Trust Enterprise Portfolio Van Kampen LIT Enterprise Portfolio
VARIABLE INSURANCE PRODUCTS      Dynamic Capital Appreciation Portfolio                Fidelity VIP Dynamic Capital Appreciation
VARIABLE INSURANCE PRODUCTS      Contrafund(R) Portfolio                               Fidelity VIP Contrafund(R) Portfolio
VARIABLE INSURANCE PRODUCTS      Mid Cap Portfolio                                     Fidelity VIP Mid Cap Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX H
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Net Investment Factor
                       Money Market Calculation
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firms Condensed Financial Information
                       Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.


Name:
            ---------------------------------------

Address:
            ---------------------------------------



Check Box:

For the MetLife Insurance Company of Connecticut Statement of Additional Information, please request MIC Book 21 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information, please request MLAC Book 21.

[   ] MIC Book 21

[   ] MLAC Book 21

                 METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS:
                 (Formerly Travelers Retirement Account Annuity)
           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
      (Formerly The Travelers Separate Account Five for Variable Annuities)
            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
      (Formerly The Travelers Separate Account Six for Variable Annuities)


















--------------------------------------------------------------------------------
The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.
--------------------------------------------------------------------------------














Book 21                                                              May 1, 2006